Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued media costs	$ 30,174	$ 41,436	$ 28,603
Sales commissions	1,795	2,826	1,296
Payroll and related expenses	3,147	3,757	1,750
Other accrued expenses		679	1,321
Customer rebates		1,740	1,444
Total accrued liabilities	38,767	50,438	34,414
Adjustments
Payables And Accruals [Abstract]
Other accrued expenses	$ 3,651	$ 2,419